Related parties - Summary of key management personnel compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Material Related Party Transactions [Abstract]
Directors’ fees	$ 420,000	$ 261,110	$ 0
Salaries, wages and other benefits	4,239,821	24,549,012	2,281,701
Contributions to defined contribution retirement plan	14,779	17,538	15,643
Equity-settled share-based payment expenses (note)	10,297,075	30,284,686	21,500,167
Total	$ 14,971,675	$ 55,112,346	$ 23,797,511